Long-Term Investment - Schedule of Long Term Investments, Net (Details)		Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Equity method investments:
Net carrying value		$ 11,685,326	$ 1,501,990	$ 10,508,785
Investment in Smartmore [Member]
Equity method investments:
Ownership interest	[1]	30.00%	30.00%
Net carrying value	[1]	$ 1	$ 1	1
Investment in Blaze Master [Member]
Equity method investments:
Ownership interest	[2]	3.00%	3.00%
Net carrying value		$ 11,685,325	$ 1,501,989	$ 10,508,784	[2]

[1]	On February 22, 2023, the Company through its wholly-owned subsidiary, Reitar Logtech Group Limited, acquired 30% equity interests in Smartmore LogTech International Group Limited (“Smartmore”), a company incorporated in the Hong Kong on December 15, 2022, for consideration of HK$1 (US$0.13). Smartmore is principally engaged in the provision of automatic solutions in the logistic industry. Based on the articles of association of Smartmore, the Company cannot exercise significant influence over Smartmore’s operation and financial decision. Smartmore had no operation from its incorporation to March 31, 2024 and it began offering customers automated solutions during the year ended March 31, 2024.
[2]	In May 2023, the Company’s subsidiary, Cogen Investment (WS) Limited, signed with an independent third party a shareholders’ agreement to an equity investment with amount equivalent to 3% shareholding in Blaze Master International Limited (“Blaze Master”), a company incorporated under the laws of the BVI as a limited liability company. Blaze Master, through its wholly owned subsidiary in Hong Kong, owns an industrial property situated in Hong Kong. The transaction was completed on May 25, 2023 and the investment amounted to HK$11,685,325 (US$1,501,989) as of March 31, 2025. The 3% equity investment is recognized as investment in equity security pursuant to ASC 321. As the Company has no intention to sell the 3% shareholding within 12 months from the end of the reporting period, investment is classified as non-current asset.